UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22597

Investment Company Act File Number

Parametric Market Neutral Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Market Neutral Portfolio

January 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 81.1%

Security	Shares	Value
Australia — 1.2%
AGL Energy, Ltd.	4,771	$63,492
Amcor, Ltd.	20,701	194,182
APA Group	2,615	13,701
Australia and New Zealand Banking Group, Ltd.	2,934	77,282
BHP Billiton, Ltd.	2,741	87,535
Caltex Australia, Ltd.	1,134	19,201
Coca-Cola Amatil, Ltd.	3,677	37,598
Commonwealth Bank of Australia	2,338	151,798
Computershare, Ltd.	3,083	30,121
Crown, Ltd.	1,448	21,133
CSL, Ltd.	1,245	76,632
Fortescue Metals Group, Ltd.	5,562	25,799
GPT Group	4,603	14,546
Harvey Norman Holdings, Ltd.	9,724	25,472
James Hardie Industries PLC CDI	1,310	14,806
Leighton Holdings, Ltd.	1,693	24,332
National Australia Bank, Ltd.	3,538	102,855
Orica, Ltd.	4,234	87,154
Origin Energy, Ltd.	6,952	84,958
Orora, Ltd.(1)	26,811	30,033
Rio Tinto, Ltd.	1,408	80,006
Seek, Ltd.	1,836	19,930
Sydney Airport	3,269	11,274
Tabcorp Holdings, Ltd.	6,320	19,093
Tatts Group, Ltd.	6,146	16,066
Telstra Corp., Ltd.	32,769	147,487
Transurban Group	2,478	14,972
Wesfarmers, Ltd.(1)	718	26,345
Westpac Banking Corp.	1,258	33,905
Woodside Petroleum, Ltd.	939	30,710
Woolworths, Ltd.	2,658	79,243

		$1,661,661

Austria — 0.2%
OMV AG	3,914	$169,351
Raiffeisen Bank International AG	2,592	99,388
Verbund AG	2,413	50,832

		$319,571

Belgium — 0.7%
Anheuser-Busch InBev NV	3,437	$329,411
Belgacom SA	3,222	91,976
Colruyt SA	1,875	106,366
Delhaize Group SA	332	21,324
Groupe Bruxelles Lambert SA	1,715	154,724
Solvay SA	660	92,150
Telenet Group Holding NV	1,303	77,399
UCB SA	1,438	101,680
Umicore SA	1,280	54,732

		$1,029,762

Security	Shares	Value
Brazil — 1.5%
AES Tiete SA, PFC Shares	3,300	$25,814
All America Latina Logistica SA (Units)	11,200	30,465
Banco do Brasil SA	9,700	83,436
Banco Santander Brasil SA ADR	16,000	73,120
BM&F Bovespa SA	22,200	87,592
BR Malls Participacoes SA	5,900	37,013
Bradespar SA, PFC Shares	2,500	22,994
Centrais Eletricas Brasileiras SA	5,300	20,607
Cia de Concessoes Rodoviarias SA (CCR)	11,200	71,844
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,700	33,781
Cia de Saneamento de Minas Gerais-COPASA	1,500	19,590
Cia Energetica de Minas Gerais SA ADR	3,451	19,912
Cia Energetica de Minas Gerais SA, PFC Shares	4,707	27,087
Cia Energetica de Sao Paulo, PFC Shares	2,400	22,957
Cia Hering	5,300	58,832
Cia Paranaense de Energia-Copel ADR	2,500	28,650
Cia Siderurgica Nacional SA ADR	7,900	36,577
Cielo SA	3,624	95,987
CPFL Energia SA ADR	2,100	30,954
Diagnosticos da America SA	10,000	61,464
Embraer SA ADR	2,000	61,380
Estacio Participacoes SA	5,900	45,826
Gerdau SA ADR	6,800	47,940
Itau Unibanco Holding SA ADR, PFC Shares	6,510	79,682
Itau Unibanco Holding SA, PFC Shares	7,400	92,261
Lojas Americanas SA, PFC Shares	11,865	72,042
Lojas Renner SA	2,400	54,934
Marcopolo SA, PFC Shares	11,400	24,493
Natura Cosmeticos SA	4,000	64,794
Oi SA ADR	18,499	31,633
PDG Realty SA Empreendimentos e Participacoes(1)	31,800	21,923
Petroleo Brasileiro SA ADR	8,800	98,648
Petroleo Brasileiro SA, PFC Shares	12,100	73,143
Raia Drogasil SA	10,000	60,019
Tim Participacoes SA	7,100	37,144
Totvs SA	2,000	26,170
Tractebel Energia SA	2,400	34,303
Ultrapar Participacoes SA	1,800	39,650
Vale SA	3,100	42,126
Vale SA ADR	11,500	156,400
Weg SA	3,600	40,767

		$2,093,954

Chile — 0.7%
Aguas Andinas SA, Series A	32,800	$20,922
Antarchile SA, Series A	2,600	31,280
Banco de Chile	527,801	65,272
Banco de Credito e Inversiones	524	29,196
Banco Santander Chile SA ADR	3,056	59,531
Besalco SA	11,900	9,765
Cap SA	1,500	21,781
Cencosud SA	15,900	44,895
Cia Cervecerias Unidas SA	1,900	20,337
Cia General de Electricidad SA	6,200	28,096
Colbun SA	111,100	25,885

Security	Shares	Value
Corpbanca SA	3,255,600	$35,719
Embotelladora Andina SA, Class B, PFC Shares	4,800	17,995
Empresa Nacional de Electricidad SA	42,900	55,153
Empresas CMPC SA	21,900	47,305
Empresas Copec SA	8,700	99,053
Enersis SA	199,500	52,542
ENTEL SA	2,300	27,868
Latam Airlines Group SA	4,500	62,465
Parque Arauco SA	16,000	27,317
Quinenco SA	5,975	13,069
Ripley Corp. SA	17,800	9,973
S.A.C.I. Falabella SA	12,200	95,108
Salfacorp SA	14,400	12,330
Sigdo Koppers SA	8,300	11,670
Sociedad Quimica y Minera de Chile SA, Series B ADR	1,500	37,365
Sonda SA	18,900	37,440
Vina Concha y Toro SA	16,500	29,962

		$1,029,294

China — 2.2%
Agricultural Bank of China, Ltd., Class H	204,000	$89,056
Air China, Ltd., Class H	37,313	24,299
Anhui Conch Cement Co., Ltd., Class H	19,500	75,218
Baidu, Inc. ADR(1)	800	125,200
Bank of Communications, Ltd., Class H	84,000	54,454
Beijing Enterprises Holdings, Ltd.	3,694	31,138
Brilliance China Automotive Holdings, Ltd.	18,000	27,620
BYD Co., Ltd., Class H(1)	8,000	37,919
China CITIC Bank Corp., Ltd., Class H	120,000	57,407
China Coal Energy Co., Class H	155,213	77,669
China Communications Construction Co., Ltd., Class H	72,000	52,396
China Construction Bank Corp., Class H	266,000	184,270
China Eastern Airlines Corp., Ltd., Class H(1)	64,000	21,743
China Life Insurance Co., Ltd., Class H	26,000	70,768
China Longyuan Power Group Corp., Class H	43,000	51,729
China Mengniu Dairy Co., Ltd.	7,000	32,108
China Merchants Bank Co., Ltd., Class H	30,000	52,842
China Merchants Holdings (International) Co., Ltd.	16,000	54,653
China Minsheng Banking Corp., Ltd., Class H	70,000	68,355
China Mobile, Ltd.	31,000	296,012
China National Building Material Co., Ltd., Class H	102,000	97,932
China Overseas Land & Investment, Ltd.	30,000	80,530
China Pacific Insurance (Group) Co., Ltd., Class H	6,400	23,117
China Resources Enterprise, Ltd.	10,000	29,748
China Resources Power Holdings Co., Ltd.	28,000	66,570
China Telecom Corp., Ltd., Class H	100,000	45,564
China Yurun Food Group, Ltd.(1)	47,000	27,666
Citic Pacific, Ltd.	30,000	37,500
Ctrip.com International, Ltd. ADR(1)	1,100	43,461
Digital China Holdings, Ltd.	32,000	31,291
Dongfeng Motor Group Co., Ltd., Class H	28,000	41,228
Guangdong Investment, Ltd.	52,000	47,967
Guangzhou Automobile Group Co., Ltd., Class H	34,000	34,045
Home Inns & Hotels Management, Inc. ADR(1)	500	17,145
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	104,600	96,152
Inner Mongolia Yitai Coal Co., Ltd., Class B	50,400	78,354

Security	Shares	Value
Jiangxi Copper Co., Ltd., Class H	55,000	$98,995
Kunlun Energy Co., Ltd.	12,000	19,871
Lenovo Group, Ltd.	42,000	54,167
Mindray Medical International, Ltd. ADR	800	28,032
NetEase.com, Inc. ADR	800	59,976
New Oriental Education & Technology Group, Inc. ADR	800	23,472
PICC Property & Casualty Co., Ltd., Class H	50,000	67,672
Ports Design, Ltd.	39,000	28,152
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	28,289
SINA Corp.(1)	660	43,025
Sino Biopharmaceutical, Ltd.	48,000	40,394
Sinopharm Group Co., Ltd., Class H	8,800	24,704
Sohu.com, Inc.(1)	700	50,946
Tingyi (Cayman Islands) Holding Corp.	14,000	36,221
Tsingtao Brewery Co., Ltd., Class H	4,000	29,313
Want Want China Holdings, Ltd.	25,000	33,661
Weichai Power Co., Ltd., Class H	8,200	31,160
WuXi PharmaTech (Cayman), Inc. ADR(1)	800	27,920
Yanzhou Coal Mining Co., Ltd., Class H	94,000	70,378
ZTE Corp., Class H(1)	14,400	29,863

		$3,109,337

Colombia — 0.4%
Almacenes Exito SA	3,800	$49,952
Banco de Bogota	1,213	39,953
Bancolombia SA ADR, PFC Shares	1,000	43,940
Celsia SA ESP	6,700	16,983
Cementos Argos SA	5,600	23,140
Ecopetrol SA	45,600	79,622
Empresa de Energia de Bogota SA	29,900	19,801
Grupo Argos SA	2,900	25,894
Grupo Aval Acciones y Valores SA	56,100	31,864
Grupo Aval Acciones y Valores SA, PFC Shares	61,500	35,388
Grupo de Inversiones Suramericana	2,750	41,879
Grupo Nutresa SA	5,470	64,036
Grupo Odinsa SA	3,523	13,972
Interconexion Electrica SA	4,900	18,035
ISAGEN SA ESP	21,100	30,772

		$535,231

Czech Republic — 0.4%
CEZ AS	7,850	$198,429
Komercni Banka AS	800	173,547
New World Resources PLC, Class A(1)	10,220	8,651
Pegas Nonwovens SA	2,940	86,465
Unipetrol AS(1)	8,460	63,535

		$530,627

Denmark — 1.0%
A.P. Moller-Maersk A/S, Class A	7	$74,930
A.P. Moller-Maersk A/S, Class B	9	100,564
Coloplast A/S, Class B	3,700	277,946
Danske Bank A/S(1)	261	5,903
DSV A/S	3,213	103,161
Novo Nordisk A/S, Class B	12,645	500,914

Security	Shares	Value
Novozymes A/S, Class B	4,818	$208,200
TDC A/S	2,292	21,563
Tryg A/S	547	52,235
William Demant Holding A/S(1)	389	35,798

		$1,381,214

Egypt — 0.5%
Alexandria Mineral Oils Co.	3,300	$30,209
Commercial International Bank	39,450	194,716
Eastern Tobacco	2,550	42,660
Egypt Kuwaiti Holding Co.	35,600	35,936
Egyptian Financial Group-Hermes Holding SAE(1)	13,800	22,739
El Sewedy Cables Holding Co.	2,000	9,324
Ezz Steel(1)	23,000	56,710
Global Telecom Holding SAE(1)	137,000	103,794
Juhayna Food Industries	47,300	104,052
Orascom Telecom Media and Technology Holding SAE	173,500	29,726
Sidi Kerir Petrochemicals Co.	16,100	41,011
Talaat Moustafa Group(1)	57,300	60,007
Telecom Egypt	14,500	31,329

		$762,213

Finland — 0.7%
Elisa Oyj	3,834	$98,283
Fortum Oyj	2,222	47,752
Kesko Oyj, Class B	860	31,694
Kone Oyj, Class B	5,439	220,719
Metso Oyj	594	18,542
Neste Oil Oyj	2,586	46,161
Nokia Oyj(1)	17,610	121,876
Nokian Renkaat Oyj	461	19,395
Orion Oyj, Class B	2,674	69,792
Sampo Oyj	2,845	131,917
Stora Enso Oyj	4,806	44,856
UPM-Kymmene Oyj	2,069	31,690
Valmet Corp.(1)	594	5,011
Wartsila Oyj	1,504	81,444

		$969,132

France — 1.4%
ADP	281	$31,704
Air Liquide SA	1,791	224,769
AXA SA	1,115	29,247
Carrefour SA	1,390	47,764
Christian Dior SA	309	56,485
CNP Assurances	1,104	21,601
Compagnie Generale des Etablissements Michelin, Class B	95	9,993
Credit Agricole SA(1)	2,273	30,500
Dassault Systemes SA	371	43,998
Essilor International SA	552	55,392
GDF Suez	3,685	81,341
Groupe FNAC SA(1)	7	217
Iliad SA	94	21,504
Imerys SA	335	27,239
JCDecaux SA	514	21,919

Security	Shares	Value
Kering SA	57	$11,368
L’Oreal SA	405	66,491
Lagardere SCA	586	20,686
LVMH Moet Hennessy Louis Vuitton SA	1,515	269,509
Natixis	4,697	27,553
Pernod-Ricard SA	1,557	167,207
Renault SA	1,682	146,114
Safran SA	1,473	104,681
Sanofi	1,210	118,291
SES SA	691	22,191
Societe BIC SA	532	61,220
Societe Generale	396	22,374
Sodexo	447	44,022
Suez Environnement Co. SA	1,196	21,421
Thales SA	520	33,839
Total SA	1,035	59,048
Unibail-Rodamco SE	90	21,660
Vallourec SA	338	16,875

		$1,938,223

Germany — 1.4%
Adidas AG	624	$69,571
BASF SE	206	22,024
Bayerische Motoren Werke AG	619	67,195
Bayerische Motoren Werke AG, PFC Shares	1,031	82,625
Beiersdorf AG	178	17,593
Brenntag AG	97	16,720
Celesio AG	733	24,146
Commerzbank AG(1)	2,611	44,199
Continental AG	166	35,626
Daimler AG	756	63,145
Deutsche Lufthansa AG(1)	814	19,336
Deutsche Post AG	3,112	107,482
Deutsche Telekom AG	3,353	54,215
E.ON AG	1,363	24,670
Fraport AG	277	20,440
Hannover Rueckversicherung AG	307	24,354
Henkel AG & Co. KGaA	551	53,547
Henkel AG & Co. KGaA, PFC Shares	1,043	112,901
Hochtief AG	228	18,149
Linde AG	1,957	369,810
Muenchener Rueckversicherungs-Gesellschaft AG	103	21,226
Osram Licht AG(1)	1,969	115,077
Porsche Automobil Holding SE, PFC Shares	228	22,244
ProSiebenSat.1 Media AG	152	6,809
RWE AG	215	7,933
Salzgitter AG	502	22,145
SAP AG	4,741	362,732
Siemens AG	226	28,592
ThyssenKrupp AG(1)	591	15,177
United Internet AG	2,862	125,001
Volkswagen AG	93	22,521
Volkswagen AG, PFC Shares	168	42,398

		$2,039,603

Security	Shares	Value
Greece — 0.4%
Alpha Bank AE(1)	28,500	$25,853
Costamare, Inc.	1,100	21,604
Diana Shipping, Inc.(1)	1,742	21,270
DryShips, Inc.(1)	8,600	29,240
Ellaktor SA(1)	4,300	19,548
Folli Follie SA(1)	868	26,180
Frigoglass SA(1)	1,288	7,649
GEK Terna Holding Real Estate Construction SA(1)	4,100	18,484
Hellenic Exchanges SA	2,703	26,628
Hellenic Petroleum SA	2,093	20,301
Hellenic Telecommunications Organization SA(1)	3,700	54,090
JUMBO SA(1)	2,100	35,710
Metka SA	700	11,163
Motor Oil (Hellas) Corinth Refineries SA	1,600	18,448
Mytilineos Holdings SA(1)	4,300	33,751
National Bank of Greece SA(1)	5,700	25,235
OPAP SA	3,900	50,433
Piraeus Bank SA(1)	14,200	33,483
Public Power Corp. SA	1,499	20,081
Titan Cement Co. SA(1)	1,803	48,450

		$547,601

Hong Kong — 1.0%
Bank of East Asia, Ltd.	16,600	$63,075
BOC Hong Kong (Holdings), Ltd.	34,000	103,554
Cathay Pacific Airways, Ltd.	35,000	72,814
Cheung Kong Infrastructure Holdings, Ltd.	13,000	76,356
CLP Holdings, Ltd.	9,000	68,076
Galaxy Entertainment Group, Ltd.(1)	28,000	273,688
Hang Seng Bank, Ltd.	13,200	208,242
Hong Kong & China Gas Co., Ltd.	67,180	138,302
Hopewell Holdings, Ltd.	17,000	58,683
Li & Fung, Ltd.	20,000	27,792
Link REIT (The)	8,000	36,225
MGM China Holdings, Ltd.	5,200	20,348
MTR Corp., Ltd.	21,000	74,271
Orient Overseas (International), Ltd.	3,500	14,578
Power Assets Holdings, Ltd.	21,500	161,219
Sands China, Ltd.	2,800	21,538
Wing Hang Bank, Ltd.	2,500	35,829
Wynn Macau, Ltd.	5,200	22,052

		$1,476,642

Hungary — 0.4%
Magyar Telekom Rt.	43,480	$58,221
MOL Hungarian Oil & Gas Rt.	2,490	152,394
OTP Bank Rt.	8,860	162,164
Richter Gedeon Nyrt.	7,170	144,931

		$517,710

India — 0.1%
Dr. Reddy’s Laboratories, Ltd. ADR	700	$29,204
Infosys, Ltd. ADR	2,900	169,882

		$199,086

Security	Shares	Value
Indonesia — 0.8%
Adaro Energy Tbk PT	332,100	$25,865
AKR Corporindo Tbk PT	39,000	14,110
Bank Central Asia Tbk PT	99,100	80,437
Bank Mandiri Tbk PT	88,500	62,774
Bank Negara Indonesia Persero Tbk PT	66,200	23,739
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	358,000	26,832
Bank Rakyat Indonesia Tbk PT	112,500	76,880
Bumi Resources Tbk PT(1)	560,000	13,985
Energi Mega Persada Tbk PT(1)	1,737,000	10,084
Gudang Garam Tbk PT	5,500	18,893
Indo Tambangraya Megah Tbk PT	11,000	24,163
Indocement Tunggal Prakarsa Tbk PT	28,000	51,413
Indofood Sukses Makmur Tbk PT	114,500	65,455
Jasa Marga (Persero) Tbk PT	52,500	22,141
Kalbe Farma Tbk PT	400,000	45,943
Lippo Karawaci Tbk PT	274,500	21,365
Media Nusantara Citra Tbk PT	206,500	37,910
Perusahaan Gas Negara Tbk PT	151,500	58,932
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	204,500	27,611
Semen Gresik (Persero) Tbk PT	64,000	74,354
Surya Semesta Internusa Tbk PT	156,289	8,592
Tambang Batubara Bukit Asam Tbk PT	19,500	14,750
Telekomunikasi Indonesia Tbk PT	571,500	105,976
Unilever Indonesia Tbk PT	26,000	61,105
United Tractors Tbk PT	37,000	58,295
Wijaya Karya Persero Tbk PT	145,500	23,132
XL Axiata Tbk PT	76,000	30,248

		$1,084,984

Ireland — 0.3%
CRH PLC	4,683	$120,383
Kerry Group PLC, Class A	3,572	240,254

		$360,637

Israel — 0.5%
Bank Hapoalim B.M.	14,317	$74,344
Bank Leumi Le-Israel B.M.(1)	19,268	73,192
Bezeq Israeli Telecommunication Corp., Ltd.	39,953	60,885
Delek Group, Ltd.	104	37,106
Israel Chemicals, Ltd.	3,091	25,268
Israel Corp., Ltd.(1)	67	33,682
Mizrahi Tefahot Bank, Ltd.	3,692	44,964
NICE Systems, Ltd.	1,779	69,765
Teva Pharmaceutical Industries, Ltd. ADR	5,481	244,617

		$663,823

Italy — 0.9%
Atlantia SpA	4,869	$110,747
Autogrill SpA(1)	2,491	22,807
Enel Green Power SpA	42,660	107,518

Security	Shares	Value
Enel SpA	4,608	$20,972
ENI SpA	13,982	317,512
Fiat SpA(1)	2,318	23,055
Finmeccanica SpA(1)	5,684	49,807
Luxottica Group SpA	2,796	148,167
Pirelli & C. SpA	1,215	19,541
Snam Rete Gas SpA	31,717	173,871
Telecom Italia SpA	21,220	23,565
Telecom Italia SpA, PFC Shares	95,234	80,219
Tenaris SA	1,506	33,596
Terna Rete Elettrica Nazionale SpA	28,061	136,048

		$1,267,425

Japan — 2.6%
ABC-Mart, Inc.	300	$12,971
Air Water, Inc.	2,000	29,473
Aisin Seiki Co., Ltd.	600	22,092
All Nippon Airways Co., Ltd.	10,000	21,193
Bank of Kyoto, Ltd. (The)	6,000	47,793
Bank of Yokohama, Ltd. (The)	7,000	35,187
Brother Industries, Ltd.	1,800	22,633
Chiba Bank, Ltd. (The)	4,000	25,312
Chugai Pharmaceutical Co., Ltd.	2,500	56,712
Chugoku Bank, Ltd. (The)	3,000	36,928
Citizen Holdings Co., Ltd.	2,900	22,584
Coca-Cola West Co., Ltd.	1,000	19,596
Daihatsu Motor Co., Ltd.	5,000	77,980
Denso Corp.	400	20,571
Electric Power Development Co., Ltd.	600	17,776
Fuji Electric Co., Ltd.	5,000	21,661
Fuji Heavy Industries, Ltd.	1,000	27,261
FUJIFILM Holdings Corp.	900	26,228
Gunma Bank, Ltd. (The)	10,000	52,920
Hachijuni Bank, Ltd. (The)	8,000	44,175
Hamamatsu Photonics K.K.	800	33,562
Hino Motors, Ltd.	2,000	29,104
Hirose Electric Co., Ltd.	100	14,004
Hiroshima Bank, Ltd. (The)	11,000	44,423
Hitachi Chemical Co., Ltd.	1,400	20,074
Hitachi Construction Machinery Co., Ltd.	400	7,641
Hitachi, Ltd.	4,000	30,494
Hoya Corp.	500	13,817
Ibiden Co., Ltd.	1,300	23,827
IHI Corp.	5,000	22,673
Isetan Mitsukoshi Holdings, Ltd.	1,100	13,915
Isuzu Motors, Ltd.	2,000	11,840
ITOCHU Techno-Solutions Corp.	600	24,706
Iyo Bank, Ltd. (The)	5,000	46,741
Japan Airlines Co., Ltd.	1,800	90,097
Japan Tobacco, Inc.	1,200	37,043
Joyo Bank, Ltd. (The)	3,000	14,200
JSR Corp.	1,200	21,368
JTEKT Corp.	800	11,779
JX Holdings, Inc.	4,000	19,283
Kamigumi Co., Ltd.	4,000	35,827
Kansai Paint Co., Ltd.	4,000	54,030

Security	Shares	Value
Kao Corp.	1,500	$47,553
Kawasaki Heavy Industries, Ltd.	4,000	17,299
KDDI Corp.	1,100	60,568
Keikyu Corp.	3,000	23,680
Keio Corp.	6,000	38,451
Keyence Corp.	100	41,061
Komatsu, Ltd.	700	14,776
Konami Corp.	900	21,391
Kubota Corp.	1,000	15,391
Kuraray Co., Ltd.	1,800	20,180
Kyowa Hakko Kirin Co., Ltd.	2,000	20,263
Lawson, Inc.	200	14,550
Makita Corp.	600	31,217
Mazda Motor Corp.(1)	4,000	19,185
Miraca Holdings, Inc.	500	23,628
Mitsubishi Electric Corp.	3,000	33,886
Mitsubishi Gas Chemical Co., Inc.	1,000	7,023
Mitsubishi Materials Corp.	2,000	6,714
Mitsubishi Tanabe Pharma Corp.	700	10,278
Mitsui Chemicals, Inc.	3,000	7,161
Mitsui O.S.K. Lines, Ltd.	3,000	12,297
MS&AD Insurance Group Holdings, Inc.	1,100	25,486
Murata Manufacturing Co., Ltd.	200	18,571
NGK Spark Plug Co., Ltd.	3,000	69,209
NHK Spring Co., Ltd.	800	8,178
Nippon Electric Glass Co., Ltd.	4,000	18,012
Nippon Meat Packers, Inc.	1,000	17,028
Nippon Telegraph & Telephone Corp.	800	42,818
Nippon Yusen KK	5,000	15,473
Nishi-Nippon City Bank, Ltd. (The)	16,000	40,337
Nisshin Seifun Group, Inc.	1,500	14,908
Nitori Holdings Co., Ltd.	150	14,567
Nitto Denko Corp.	200	8,893
NOK Corp.	1,300	20,944
NSK, Ltd.	3,000	33,638
NTT DoCoMo, Inc.	6,500	104,070
Odakyu Electric Railway Co., Ltd.	2,000	17,542
OMRON Corp.	700	27,676
Ono Pharmaceutical Co., Ltd.	500	43,454
Oracle Corp. Japan	300	11,914
Osaka Gas Co., Ltd.	9,000	36,348
Panasonic Corp.	2,100	23,801
Rakuten, Inc.	1,829	29,927
Ricoh Co., Ltd.	1,000	10,508
Rinnai Corp.	200	15,561
ROHM Co., Ltd.	400	19,934
Sankyo Co., Ltd.	600	28,382
Santen Pharmaceutical Co., Ltd.	400	16,756
Seven Bank, Ltd.	8,300	31,636
Shikoku Electric Power Co., Inc.(1)	1,100	15,874
Shin-Etsu Chemical Co., Ltd.	300	16,609
Shinsei Bank, Ltd.	4,000	8,086
Shiseido Co., Ltd.	1,100	17,392
Shizuoka Bank, Ltd. (The)	7,000	69,525
SoftBank Corp.	600	43,438
Sony Corp.	1,000	15,667
Stanley Electric Co., Ltd.	900	20,332

Security	Shares	Value
Sumco Corp.	3,300	$25,247
Sumitomo Chemical Co., Ltd.	7,000	28,359
Sumitomo Electric Industries, Ltd.	1,800	28,271
Sumitomo Metal Mining Co., Ltd.	2,000	25,877
Sumitomo Mitsui Trust Holding, Inc.	4,000	18,976
Suntory Beverage & Food, Ltd.(1)	800	26,111
Suruga Bank, Ltd.	3,000	50,664
Suzuken Co., Ltd.	1,600	55,301
Suzuki Motor Corp.	800	20,737
Sysmex Corp.	200	11,008
Taisho Pharmaceutical Holdings Co., Ltd.	200	14,439
Taiyo Nippon Sanso Corp.	3,000	20,756
Takashimaya Co., Ltd.	3,000	27,814
Takeda Pharmaceutical Co., Ltd.	500	23,239
Terumo Corp.	400	18,575
THK Co., Ltd.	1,300	28,179
Toho Gas Co., Ltd.	9,000	41,570
Tohoku Electric Power Co., Inc.(1)	1,500	16,178
Tokyo Electric Power Co., Inc.(1)	5,600	25,415
Tokyo Electron, Ltd.	300	15,641
Tokyo Gas Co., Ltd.	6,000	29,756
TonenGeneral Sekiyu K.K.	5,000	43,574
TOTO, Ltd.	1,000	15,817
Toyo Seikan Kaisha, Ltd.	1,000	17,738
Toyota Boshoku Corp.	1,800	20,498
Toyota Industries Corp.	400	18,277
Toyota Motor Corp.	700	40,054
Tsumura & Co.	800	19,728
Unicharm Corp.	900	48,896
USS Co., Ltd.	2,400	32,788
Yakult Honsha Co., Ltd.	600	29,283
Yamaguchi Financial Group, Inc.	3,000	27,332
Yamaha Corp.	1,400	20,525
Yamaha Motor Co., Ltd.	900	11,888
Yamato Holdings Co., Ltd.	700	14,655
Yaskawa Electric Corp.	1,000	13,596
Yokogawa Electric Corp.	1,300	20,135
Yokohama Rubber Co., Ltd. (The)	2,000	17,810

		$3,685,247

Kuwait — 0.4%
Agility Public Warehousing Co. KSC	5,000	$11,272
Al Ahli Bank of Kuwait KSC	11,235	16,620
Al-Qurain Petrochemicals Co.	20,000	16,902
Boubyan Bank KSC(1)	5,750	11,311
Boubyan Petrochemicals Co.	15,700	37,899
Burgan Bank SAK	5,750	11,185
Commercial Bank of Kuwait SAK(1)	10,000	27,020
Gulf Bank(1)	25,837	33,268
Gulf Cable and Electrical Industries Co.	4,300	11,666
Kuwait Finance House KSC	25,856	73,488
Kuwait Foods Co. (Americana)	5,000	44,017
Kuwait Portland Cement Co.	3,600	17,222
Mabanee Co. SAKC	6,000	24,987
Mobile Telecommunications Co.	30,700	73,959
National Bank of Kuwait SAK	23,037	76,690

Security	Shares	Value
National Industries Group Holding(1)	37,700	$30,305
National Mobile Telecommunication Co. KSC	2,500	16,543

		$534,354

Malaysia — 0.8%
Airasia Bhd	23,600	$15,940
AMMB Holdings Bhd	19,900	43,533
Axiata Group Bhd	26,600	52,150
Batu Kawan Bhd	6,000	35,238
Boustead Holdings Bhd	12,050	18,879
British American Tobacco Malaysia Bhd	1,600	29,088
Dialog Group Bhd	30,600	29,726
Digi.com Bhd	17,400	24,412
Felda Global Ventures Holdings Bhd	17,600	22,902
Gamuda Bhd	24,600	32,850
Genting Bhd	15,500	48,236
Hong Leong Bank Bhd	5,800	24,450
IHH Healthcare Bhd(1)	21,700	23,904
IJM Corp. Bhd	19,900	35,217
IOI Corp. Bhd	18,900	23,600
IOI Properties Group Bhd(1)	9,450	7,624
Kuala Lumpur Kepong Bhd	3,500	24,508
Lafarge Malayan Cement Bhd	8,200	20,815
Malayan Banking Bhd	11,900	34,284
Maxis Bhd	18,500	38,477
Multi-Purpose Holdings Bhd	23,600	21,549
Petronas Chemicals Group Bhd	29,400	58,342
Petronas Dagangan Bhd	4,100	37,549
PPB Group Bhd	3,300	15,213
Public Bank Bhd	11,300	64,575
Resorts World Bhd	20,400	26,530
RHB Capital Bhd	15,900	36,513
Sapurakencana Petroleum Bhd(1)	43,097	56,465
Sime Darby Bhd	33,800	90,827
Telekom Malaysia Bhd	19,000	31,277
Tenaga Nasional Bhd	12,900	45,478

		$1,070,151

Mexico — 1.5%
Alfa SAB de CV, Series A	52,400	$147,632
America Movil SAB de CV ADR, Series L	16,800	357,168
Bolsa Mexicana de Valores SAB de CV	26,300	53,096
Cemex SAB de CV ADR(1)	14,380	177,881
Coca Cola Femsa SAB de CV ADR	300	31,872
Compartamos SAB de CV	39,900	72,049
Embotelladoras Arca SAB de CV	9,900	54,415
Empresas ICA SAB de CV(1)	12,000	23,176
Fomento Economico Mexicano SA de CV ADR	1,400	126,336
Genomma Lab Internacional SA de CV(1)	9,700	23,934
Grupo Aeroportuario del Pacifico SAB de CV ADR	600	32,514
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,500	28,139
Grupo Bimbo SA de CV, Series A	19,100	50,956
Grupo Carso SA de CV, Series A1	6,000	31,382
Grupo Elektra SA de CV	500	15,209
Grupo Financiero Banorte SAB de CV, Class O	31,800	200,729

Security	Shares	Value
Grupo Financiero Inbursa SAB de CV, Class O	32,400	$80,794
Grupo Mexico SAB de CV, Series B	32,043	103,216
Grupo Televisa SA ADR	2,800	81,368
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	22,500	50,791
Industrias CH SAB de CV, Series B(1)	5,500	32,694
Industrias Penoles SA de CV	1,600	37,224
Kimberly-Clark de Mexico SAB de CV, Class A	22,300	57,276
Mexichem SAB de CV	15,232	52,823
Promotora y Operadora de Infraestructura SAB de CV(1)	5,800	70,256
TV Azteca SAB de CV, Series CPO	39,000	24,641
Wal-Mart de Mexico SAB de CV, Series V	44,300	105,964

		$2,123,535

Netherlands — 1.0%
Akzo Nobel NV	2,529	$181,891
ASML Holding NV	3,834	324,442
European Aeronautic Defence and Space Co. NV	681	48,246
Gemalto NV	337	37,982
Heineken Holding NV	770	44,345
Heineken NV	1,912	116,490
ING Groep NV(1)	1,620	21,395
Koninklijke Ahold NV	12,235	203,655
Koninklijke DSM NV	2,829	187,265
Koninklijke KPN NV(1)	6,128	22,929
Koninklijke Vopak NV	336	18,467
QIAGEN NV(1)	3,011	66,042
Reed Elsevier NV	2,837	58,509
Unilever NV	1,309	48,841

		$1,380,499

New Zealand — 0.1%
Auckland International Airport, Ltd.	15,071	$44,422
Contact Energy, Ltd.	5,646	23,526
Fletcher Building, Ltd.	3,787	27,740
Telecom Corporation of New Zealand, Ltd.	21,189	40,184

		$135,872

Norway — 0.6%
Aker Solutions ASA	5,370	$82,477
Gjensidige Forsikring ASA	642	12,340
Norsk Hydro ASA	13,794	62,755
Orkla ASA	3,932	30,609
Seadrill, Ltd.	2,470	88,733
Statoil ASA	9,883	234,233
Subsea 7 SA	2,955	50,926
Telenor ASA	10,903	226,823
Yara International ASA	496	20,484

		$809,380

Peru — 0.5%
Alicorp SA	28,300	$86,714
Banco Continental SA	3,344	6,515
Cia de Minas Buenaventura SA ADR	2,700	33,480
Credicorp, Ltd.	930	122,686

Security	Shares	Value
Ferreycorp SA	33,024	$20,823
Grana y Montero SA	16,200	68,289
Intergroup Financial Services Corp.	570	18,097
Luz del Sur SAA	11,400	35,537
Sociedad Minera Cerro Verde SAA(1)	600	13,260
Southern Copper Corp.	8,741	244,573
Union Andina de Cementos SAA	16,100	19,277
Volcan Cia Minera SA, Class B	53,255	21,506

		$690,757

Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	20,450	$23,394
Aboitiz Power Corp.	30,200	23,824
Alliance Global Group, Inc.	39,400	23,478
Ayala Corp.	2,570	29,700
Ayala Land, Inc.	72,800	41,928
Ayala Land, Inc., PFC Shares(3)	65,600	145
Bank of the Philippine Islands	14,685	28,717
DMCI Holdings, Inc.	9,440	12,401
International Container Terminal Services, Inc.	9,481	20,555
JG Summit Holding, Inc.	25,700	22,218
Jollibee Foods Corp.	4,300	14,382
Manila Electric Co.	3,700	21,103
Metro Pacific Investments Corp.	263,000	24,925
Petron Corp.	37,600	11,586
Philex Mining Corp.(1)	75,900	15,492
Philex Petroleum Corp.(1)	29,500	5,337
Philippine Long Distance Telephone Co.	1,160	69,314
Puregold Price Club, Inc.	10,800	9,135
Robinsons Land Corp.	40,900	17,906
San Miguel Corp.	9,500	11,676
Semirara Mining Corp.	2,400	16,943
SM Investments Corp.	2,425	37,510
SM Prime Holdings, Inc.	89,500	30,562
Universal Robina Corp.	7,400	19,262

		$531,493

Poland — 0.7%
AmRest Holdings SE(1)	480	$13,426
Asseco Poland SA	2,560	37,307
Bank Pekao SA	1,690	99,207
BRE Bank SA	300	48,451
Budimex SA	490	20,961
Cyfrowy Polsat SA(1)	4,414	27,592
Emperia Holding SA	1,140	25,658
Enea SA	4,500	17,840
Eurocash SA	1,950	25,315
ING Bank Slaski SA(1)	1,170	44,281
Jastrzebska Spolka Weglowa SA	1,200	17,550
KGHM Polska Miedz SA	1,853	64,228
LPP SA	20	55,786
Lubelski Wegiel Bogdanka SA	590	23,400
Netia SA(1)	12,396	19,133
NG2 SA	540	20,365
Polish Oil & Gas	22,140	32,517

Security	Shares	Value
Polska Grupa Energetyczna SA	14,090	$73,625
Polski Koncern Naftowy Orlen SA	3,940	48,366
Powszechna Kasa Oszczednosci Bank Polski SA	8,950	115,674
Powszechny Zaklad Ubezpieczen SA	757	98,951
Rovese SA(1)	18,200	11,979
Tauron Polska Energia SA	23,750	32,179
Telekomunikacja Polska SA	14,450	48,110
TVN SA	4,070	20,038

		$1,041,939

Portugal — 0.1%
Banco Espirito Santo SA(1)	7,153	$10,850
EDP-Energias de Portugal SA	23,312	87,518
Galp Energia SGPS SA, Class B	1,976	30,550
Jeronimo Martins SGPS SA	2,970	50,778
Portugal Telecom SGPS SA	4,791	21,059

		$200,755

Qatar — 0.4%
Aamal Co. QSC(1)	6,942	$28,021
Al Meera Consumer Goods Co.	300	12,092
Barwa Real Estate Co.	2,800	23,963
Doha Bank, Ltd.	1,200	21,081
Gulf International Services QSC	600	12,480
Industries Qatar	1,645	81,279
Masraf Al Rayan	7,950	75,481
Qatar Electricity & Water Co.	300	14,916
Qatar Gas Transport Co., Ltd. (NAKILAT)	6,500	37,074
Qatar Islamic Bank	600	12,367
Qatar National Bank	1,248	63,185
Qatar National Cement Co.	600	19,278
Qatar National Navigation	830	20,053
Qatar Telecom QSC	1,144	46,643
Qatari Investors Group	1,000	13,154
United Development Co.	3,100	19,221
Vodafone Qatar(1)	9,200	28,840

		$529,128

Russia — 1.5%
CTC Media, Inc.	2,300	$26,358
E.ON Russia JSC	607,000	39,956
Etalon Group, Ltd. GDR(1)(4)	4,600	20,655
Federal Grid Co. Unified Energy System JSC(1)	4,681,800	11,255
Federal Hydrogenerating Co. JSC ADR	19,300	30,116
Globaltrans Investment PLC GDR(4)	2,200	29,152
LUKOIL OAO ADR	3,400	193,031
Magnit OJSC	932	222,555
Mail.ru Group, Ltd. GDR(4)	1,400	52,238
MMC Norilsk Nickel ADR	4,200	63,810
Mobile TeleSystems OJSC	14,900	122,239
Novolipetsk Steel GDR(4)	900	12,938
OAO Gazprom ADR	40,300	331,872
OAO Inter Rao Ues(1)	91,419,700	27,517
Pharmstandard OJSC GDR(1)(4)	1,286	9,666
PIK Group GDR(1)(4)	9,700	18,734

Security	Shares	Value
Rosneft Oil Co. GDR(4)	11,100	$75,915
Rostelecom	15,439	48,652
Sberbank of Russia ADR	25,300	273,118
Severstal OAO GDR(4)	4,600	37,185
Surgutneftegas OJSC ADR	5,900	45,306
Surgutneftegas OJSC, PFC Shares	85,400	61,695
Tatneft ADR	1,900	62,665
Uralkali OJSC GDR(4)	1,700	41,211
VimpelCom, Ltd. ADR	4,275	41,425
VTB Bank OJSC GDR(4)	22,600	57,274
Yandex NV, Class A(1)	3,000	110,250

		$2,066,788

Singapore — 0.8%
Ascendas Real Estate Investment Trust	22,000	$36,549
ComfortDelGro Corp., Ltd.	14,000	21,158
DBS Group Holdings, Ltd.	25,000	322,862
Noble Group, Ltd.	26,000	19,292
Olam International, Ltd.	17,000	19,674
Oversea-Chinese Banking Corp., Ltd.	25,000	181,646
Singapore Airlines, Ltd.	10,000	75,051
Singapore Press Holdings, Ltd.	4,000	12,516
Singapore Technologies Engineering, Ltd.	3,000	8,885
Singapore Telecommunications, Ltd.	56,000	154,494
StarHub, Ltd.	18,000	60,159
United Overseas Bank, Ltd.	8,000	125,094
UOL Group, Ltd.	14,000	64,118
Yangzijiang Shipbuilding Holdings, Ltd.	82,000	73,808

		$1,175,306

South Africa — 1.5%
Adcock Ingram Holdings, Ltd.	5,800	$35,216
AECI, Ltd.	2,500	29,090
African Bank Investments, Ltd.	22,080	21,302
African Rainbow Minerals, Ltd.	1,000	19,765
Anglo Platinum, Ltd.(1)	800	31,953
AngloGold Ashanti, Ltd.	2,700	39,322
Aveng, Ltd.(1)	14,200	30,075
AVI, Ltd.	7,900	36,635
Barclays Africa Group, Ltd.	3,400	39,874
Barloworld, Ltd.	4,600	43,301
Bidvest Group, Ltd.	3,850	86,127
Capital Property Fund	19,700	17,277
Clicks Group, Ltd.	6,800	34,899
Discovery Holdings, Ltd.	4,100	27,729
FirstRand, Ltd.	13,800	38,806
Impala Platinum Holdings, Ltd.	4,486	46,864
Imperial Holdings, Ltd.	2,900	48,351
Kumba Iron Ore, Ltd.	700	28,452
Kumba Resources, Ltd.	2,200	29,699
Liberty Holdings, Ltd.	2,300	23,703
Massmart Holdings, Ltd.	2,200	23,989
Mediclinic International, Ltd.	6,100	39,277
MMI Holdings, Ltd.	10,300	21,884
Mondi, Ltd.	1,900	28,876

Security	Shares	Value
Mr. Price Group, Ltd.	1,400	$17,340
MTN Group, Ltd.	19,900	355,361
Murray & Roberts Holdings, Ltd.(1)	11,600	25,893
Nampak, Ltd.	4,800	15,047
Nedbank Group, Ltd.	1,100	19,172
Netcare, Ltd.	10,000	20,057
Remgro, Ltd.	3,000	50,181
Reunert, Ltd.	5,500	31,665
RMB Holdings, Ltd.	6,000	23,247
Sanlam, Ltd.	12,600	54,204
Sasol, Ltd.	3,400	163,593
Shoprite Holdings, Ltd.	3,300	42,532
Spar Group, Ltd. (The)	3,300	35,636
Standard Bank Group, Ltd.	8,300	87,710
Steinhoff International Holdings, Ltd.	10,400	42,960
Sun International, Ltd.	4,200	37,121
Tiger Brands, Ltd.	2,400	57,585
Truworths International, Ltd.	4,100	27,044
Vodacom Group (Pty), Ltd.	5,900	62,467
Wilson Bayly Holmes-Ovcon, Ltd.	1,800	23,784
Woolworths Holdings, Ltd.	8,600	47,000

		$2,062,065

South Korea — 1.7%
Celltrion, Inc.	1,553	$65,094
Cheil Industries, Inc.	650	45,195
Cheil Worldwide, Inc.(1)	1,110	28,856
CJ Corp.	300	32,901
Dongbu Insurance Co., Ltd.	1,020	50,790
Hankook Tire Co., Ltd.	1,100	62,969
Hankook Tire Worldwide Co., Ltd.	869	17,093
Honam Petrochemical Corp.	140	27,117
Hynix Semiconductor, Inc.(1)	1,300	45,297
Hyundai Glovis Co., Ltd.	110	23,232
Hyundai Heavy Industries Co., Ltd.	140	28,935
Hyundai Marine & Fire Insurance Co., Ltd.	1,900	54,556
Hyundai Merchant Marine Co., Ltd.(1)	1,080	14,535
Hyundai Motor Co.	720	156,258
Hyundai Steel Co.	700	49,302
Industrial Bank of Korea	4,750	54,823
Kangwon Land, Inc.	1,580	49,659
Korea Electric Power Corp.(1)	2,600	84,781
Korea Zinc Co., Ltd.	170	54,124
Korean Air Lines Co., Ltd.(1)	531	16,908
Korean Reinsurance Co.	2,629	27,627
KT&G Corp.	1,080	75,854
LG Chem, Ltd.	300	71,865
LG Corp.	490	26,059
LG Display Co., Ltd.(1)	1,210	28,261
LG Electronics, Inc.	1,050	63,940
LG Hausys, Ltd.	240	34,864
LIG Insurance Co., Ltd.	1,160	33,949
Naver Corp.	80	50,476
NHN Entertainment Corp.(1)	214	15,090
POSCO	430	119,540
S-Oil Corp.	590	37,467

Security	Shares	Value
Samsung C&T Corp.	760	$41,332
Samsung Electro-Mechanics Co., Ltd.	350	21,602
Samsung Electronics Co., Ltd.	350	414,473
Samsung Engineering Co., Ltd.	370	24,652
Samsung Fine Chemicals Co., Ltd.	470	17,743
Samsung Fire & Marine Insurance Co., Ltd.	200	46,167
Samsung Heavy Industries Co., Ltd.	990	30,718
Samsung Life Insurance Co., Ltd.	970	93,062
Samsung Securities Co., Ltd.	1,060	42,673
SK Broadband Co., Ltd.(1)	4,000	17,567
SK Chemicals Co., Ltd.	510	27,692
SK Telecom Co., Ltd. ADR	3,000	65,820
TONGYANG Securities, Inc.	9,480	20,867
Woori Finance Holdings Co., Ltd.	3,900	44,617

		$2,456,402

Spain — 1.0%
Abertis Infraestructuras SA	4,186	$93,411
Acerinox SA	1,283	16,659
ACS Actividades de Construccion y Servicios SA	288	10,108
Amadeus IT Holding SA, Class A	3,615	143,002
CaixaBank SA	12,037	73,772
Distribuidora Internacional de Alimentacion SA	2,313	19,007
Enagas	4,095	111,941
Ferrovial SA	8,100	155,421
Grifols SA	2,221	115,017
Iberdrola SA	4,551	28,024
Indra Sistemas SA	1,786	31,620
Industria de Diseno Textil SA	1,124	167,402
International Consolidated Airlines Group SA(1)	6,826	46,700
Red Electrica Corp. SA	1,401	97,981
Repsol SA	3,913	91,454
Telefonica SA	10,829	166,781

		$1,368,300

Sweden — 1.1%
Atlas Copco AB, Class A	258	$6,991
Elekta AB, Class B	1,029	14,980
Getinge AB, Class B	1,220	41,886
Hennes & Mauritz AB, Class B	4,735	203,603
Holmen AB, Class B	1,440	49,708
Investor AB, Class B	3,738	120,851
Lundin Petroleum AB(1)	999	17,279
Millicom International Cellular SA SDR	715	69,492
Nordea Bank AB	16,396	218,788
Scania AB, Class B	1,443	29,482
Skandinaviska Enskilda Banken AB, Class A	10,100	130,135
Skanska AB, Class B	4,234	83,361
SKF AB, Class B	1,702	45,043
Svenska Cellulosa AB, Class B	1,144	32,530
Swedbank AB, Class A	5,200	135,692
Tele2 AB, Class B	3,777	41,536
Telefonaktiebolaget LM Ericsson, Class B	2,124	26,008
TeliaSonera AB	34,991	259,145

		$1,526,510

Security	Shares	Value
Switzerland — 1.5%
Actelion, Ltd.(1)	1,409	$132,289
Adecco SA(1)	1,496	117,506
Baloise Holding AG	319	38,105
Geberit AG	106	30,727
Givaudan SA(1)	40	59,149
Lonza Group AG(1)	466	46,743
Nestle SA	5,535	401,129
Novartis AG	3,252	257,041
Roche Holding AG PC	943	258,727
Schindler Holding AG	614	90,139
Schindler Holding AG PC	196	28,383
Sonova Holding AG(1)	823	113,030
Sulzer AG	212	31,922
Swatch Group, Ltd. (The), Bearer Shares	187	111,139
Swiss Life Holding AG(1)	44	9,470
Swiss Reinsurance Co., Ltd.(1)	2,261	195,127
Swisscom AG	262	143,922
Zurich Insurance Group AG(1)	331	95,970

		$2,160,518

Taiwan — 1.8%
Acer, Inc.(1)	73,000	$43,116
Advanced Semiconductor Engineering, Inc.	87,931	80,569
Ambassador Hotel	22,000	21,374
Asia Cement Corp.	30,178	37,013
Asia Optical Co., Inc.(1)	27,000	28,203
Asustek Computer, Inc.	9,000	82,571
Catcher Technology Co., Ltd.	7,000	46,432
Cathay Financial Holding Co., Ltd.	44,610	67,085
Cheng Shin Rubber Industry Co., Ltd.	20,765	52,648
China Airlines, Ltd.(1)	68,178	23,982
China Development Financial Holding Corp.	132,000	38,404
Chong Hong Construction Co., Ltd.	6,110	16,431
Chunghwa Telecom Co., Ltd.	38,000	113,909
Compal Electronics, Inc.	54,000	40,144
CTBC Financial Holding Co., Ltd.	62,057	40,851
Delta Electronics, Inc.	9,000	49,256
EVA Airways Corp.(1)	45,000	23,942
Far Eastern Department Stores, Ltd.	31,600	28,730
Far Eastern New Century Corp.	66,494	68,566
Far EasTone Telecommunications Co., Ltd.	23,000	45,185
First Financial Holding Co., Ltd.	63,313	37,851
Formosa Chemicals & Fibre Corp.	24,900	65,219
Formosa Petrochemical Corp.	11,000	27,737
Formosa Plastics Corp.	34,240	87,933
Formosan Rubber Group, Inc.	23,000	21,097
Foxconn International Holdings, Ltd.(1)	100,000	49,675
Foxconn Technology Co., Ltd.	19,845	44,580
Fubon Financial Holding Co., Ltd.	46,496	65,595
Giant Manufacturing Co., Ltd.	3,000	18,944
Goldsun Development & Construction Co., Ltd.	46,000	18,441

Security	Shares	Value
Hotai Motor Co., Ltd.	4,000	$48,552
Hua Nan Financial Holdings Co., Ltd.	47,435	26,719
Mega Financial Holding Co., Ltd.	35,519	28,677
Nan Ya Plastics Corp.	29,410	64,093
Pou Chen Corp.	38,000	52,529
President Chain Store Corp.	5,000	33,479
Quanta Computer, Inc.	36,000	88,110
Radiant Opto-Electronics Corp.	16,789	72,867
Sanyang Industrial Co., Ltd.	12,000	18,519
Shin Kong Synthetic Fibers Corp.	71,000	23,240
Siliconware Precision Industries Co., Ltd.	46,000	55,420
Standard Foods Corp.	7,052	20,717
Synnex Technology International Corp.	33,000	55,951
Taishin Financial Holdings Co., Ltd.	64,076	30,251
Taiwan Cement Corp.	23,000	33,576
Taiwan Cooperative Financial Holding Co., Ltd.	32,533	17,540
Taiwan Fertilizer Co., Ltd.	11,000	22,939
TPK Holding Co., Ltd.	6,887	43,527
TTY Biopharm Co., Ltd.	8,145	24,100
Uni-President Enterprises Corp.	40,100	65,807
United Microelectronics Corp.	184,000	75,293
Waterland Financial Holdings	67,485	22,172
Wistron Corp.	71,505	58,971
Yageo Corp.	84,000	34,584
Yuanta Financial Holding Co., Ltd.	86,000	47,750
Yuen Foong Yu Paper Manufacturing Co., Ltd.	49,000	23,494
Yulon Motor Co., Ltd.	13,000	22,294

		$2,496,654

Thailand — 0.7%
Advanced Info Service PCL(5)	13,800	$87,403
Airports of Thailand PCL(5)	7,300	37,867
Bangkok Bank PCL(5)	3,900	20,220
Bangkok Dusit Medical Services PCL(5)	4,600	16,423
Banpu PCL(5)	23,000	18,374
BEC World PCL(5)	15,500	21,896
Berli Jucker PCL(5)	18,000	24,658
Big C Supercenter PCL(5)	4,000	21,219
BTS Group Holdings PCL	50,000	12,186
Central Pattana PCL(5)	16,600	18,863
Charoen Pokphand Foods PCL(5)	42,900	36,979
CP ALL PCL(5)	41,000	48,640
Delta Electronics (Thailand) PCL(5)	13,100	20,994
Electricity Generating PCL(5)	3,800	14,689
Hana Microelectronics PCL(5)	38,700	29,038
IRPC PCL(5)	142,000	13,404
Kasikornbank PCL(5)	13,300	68,484
Krung Thai Bank PCL(5)	32,600	16,472
Minor International PCL(5)	43,600	27,471
PTT Exploration & Production PCL(5)	15,012	69,561
PTT Global Chemical PCL(5)	12,600	27,124
PTT PCL(5)	7,100	59,309
Ratchaburi Electricity Generating Holding PCL(5)	9,000	13,024
Shin Corp. PCL(5)	8,200	17,499
Siam Cement PCL (The)(5)	3,600	43,892
Siam Commercial Bank PCL(5)	17,500	78,832

Security	Shares	Value
Sino Thai Engineering & Construction PCL(5)	20,586	$8,225
Thai Beverage PCL	125,000	53,604
Thai Oil PCL(5)	9,000	14,350
Thai Union Frozen Products PCL(5)	11,160	23,567
Thanachart Capital PCL(5)	19,800	18,560
TMB Bank PCL(5)	355,700	24,523
Total Access Communication PCL(5)	11,600	33,645
True Corp. PCL(1)(5)	85,200	18,584

		$1,059,579

Turkey — 0.7%
Akbank TAS	25,500	$65,234
Akenerji Elektrik Uretim AS(1)	32,983	14,605
Anadolu Efes Biracilik ve Malt Sanayii AS	2,500	25,343
Arcelik AS	3,600	17,787
BIM Birlesik Magazalar AS	3,000	51,320
Coca-Cola Icecek AS	1,500	31,410
Dogan Sirketler Grubu Holding AS(1)	61,400	19,041
Enka Insaat ve Sanayi AS	13,915	39,694
Eregli Demir ve Celik Fabrikalari TAS	59,180	71,143
Ford Otomotiv Sanayi AS	2,100	18,420
Haci Omer Sabanci Holding AS	10,600	35,147
Is Gayrimenkul Yatirim Ortakligi AS	24,990	13,959
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	33,629	14,457
KOC Holding AS	16,020	54,444
Koza Altin Isletmeleri AS	2,100	17,759
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	9,300	9,027
Petkim Petrokimya Holding AS(1)	15,600	17,503
Tekfen Holding AS	6,700	14,032
Tupras-Turkiye Petrol Rafinerileri AS	3,000	49,450
Turk Hava Yollari Anonim Ortakligi (THY) AS	15,345	45,876
Turk Sise ve Cam Fabrikalari AS	22,461	24,877
Turk Telekomunikasyon AS	16,500	41,022
Turkcell Iletisim Hizmetleri AS(1)	15,300	75,577
Turkiye Garanti Bankasi AS	23,000	60,894
Turkiye Halk Bankasi AS	7,600	37,646
Turkiye Is Bankasi	22,400	40,268
Turkiye Vakiflar Bankasi TAO	17,600	26,974
Ulker Gida Sanayi ve Ticaret AS	3,300	20,322
Yapi ve Kredi Bankasi AS	10,500	14,830
Yazicilar Holding AS	3,300	26,017

		$994,078

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank (PJSC)	28,400	$51,160
Abu Dhabi National Hotels	13,000	12,284
Air Arabia (PJSC)	70,300	29,227
Aldar Properties (PJSC)	39,200	35,747
Arabtec Holding Co.(1)	43,100	50,491
DP World, Ltd.	5,300	96,624
Emaar Properties (PJSC)	35,700	77,699
First Gulf Bank (PJSC)	9,000	48,749
National Bank of Abu Dhabi (PJSC)	16,918	70,096
Ras Al Khaimah Ceramics	27,180	24,069
Union National Bank	17,575	32,853

		$528,999

Security	Shares	Value
United Kingdom — 2.7%
Aberdeen Asset Management PLC	4,477	$28,715
Anglo American PLC	2,201	51,897
Associated British Foods PLC	2,499	111,367
AstraZeneca PLC	1,188	75,336
Aviva PLC	21,093	154,305
BAE Systems PLC	9,490	66,951
Barclays PLC	35,820	159,909
BHP Billiton PLC	1,976	58,171
BP PLC	27,896	218,622
Bunzl PLC	889	20,251
Burberry Group PLC	5,132	121,850
Capita PLC	3,598	58,055
Centrica PLC	36,397	185,881
Cobham PLC	12,471	60,172
Coca-Cola HBC AG	2,335	61,847
Compass Group PLC	1,123	16,784
Croda International PLC	328	12,975
Diageo PLC	7,875	233,542
Experian PLC	1,622	27,687
HSBC Holdings PLC	13,099	134,419
Kingfisher PLC	5,668	34,367
Lloyds Banking Group PLC(1)	118,874	162,113
Marks & Spencer Group PLC	7,474	57,756
Melrose Industries PLC	11,696	59,406
National Grid PLC	1,688	21,850
Next PLC	272	27,898
Old Mutual PLC	43,386	122,778
Prudential PLC	2,515	50,627
Randgold Resources, Ltd.	979	67,295
Reed Elsevier PLC	1,183	17,232
Rexam PLC	2,671	21,612
Rio Tinto PLC	1,322	70,315
Rolls-Royce Holdings PLC(1)	1,274	24,814
Royal Dutch Shell PLC, Class A	7,369	255,274
Royal Dutch Shell PLC, Class B	629	23,007
Sage Group PLC (The)	4,702	31,531
Schroders PLC	1,122	45,413
Serco Group PLC	5,870	42,087
Severn Trent PLC	778	22,037
Shire PLC	569	28,397
Smiths Group PLC	2,503	59,029
SSE PLC	350	7,509
Standard Chartered PLC	5,790	117,676
Tesco PLC	23,464	123,302
Travis Perkins PLC	2,166	61,803
Tullow Oil PLC	4,642	60,092
Unilever PLC	603	23,143
United Utilities Group PLC	1,376	16,171
Vodafone Group PLC	59,211	219,419
Whitbread PLC	1,001	61,637
WM Morrison Supermarkets PLC	4,181	16,476
Wolseley PLC	1,038	55,862

		$3,866,664

Security	Shares	Value
United States — 39.9%
3M Co.	3,458	$443,281
A.O. Smith Corp.	542	25,593
Abaxis, Inc.(1)	716	27,330
Abbott Laboratories	4,844	177,581
AbbVie, Inc.	3,050	150,151
Accenture PLC, Class A	2,536	202,576
Acorda Therapeutics, Inc.(1)	1,347	39,534
Actavis PLC(1)	797	150,617
Acuity Brands, Inc.	418	53,103
Advance Auto Parts, Inc.	215	24,684
AGL Resources, Inc.	4,513	215,631
Air Products and Chemicals, Inc.	2,238	235,303
Airgas, Inc.	1,240	128,018
Akamai Technologies, Inc.(1)	501	23,888
Alaska Air Group, Inc.	652	51,554
Alere, Inc.(1)	1,048	39,719
Alexion Pharmaceuticals, Inc.(1)	663	105,238
Allergan, Inc.	669	76,667
ALLETE, Inc.	1,557	77,819
Allied Nevada Gold Corp.(1)	11,792	57,899
Allied World Assurance Co. Holdings, Ltd.	261	26,862
Altera Corp.	533	17,818
Altria Group, Inc.	7,946	279,858
Amazon.com, Inc.(1)	566	203,019
Amdocs, Ltd.	6,534	282,661
Ameren Corp.	6,585	249,176
American Electric Power Co., Inc.	5,060	246,979
American Express Co.	1,483	126,085
American Financial Group, Inc.	3,584	196,833
American States Water Co.	1,494	42,430
American Tower Corp.	1,391	112,504
American Water Works Co., Inc.	867	36,908
AmerisourceBergen Corp.	3,711	249,453
Amgen, Inc.	3,054	363,273
Amsurg Corp.(1)	956	39,913
Analog Devices, Inc.	3,741	180,578
Analogic Corp.	311	29,747
AOL, Inc.(1)	2,076	95,662
Aon PLC	1,860	149,656
Apache Corp.	799	64,128
Apple, Inc.	496	248,298
Applied Industrial Technologies, Inc.	721	36,439
Applied Materials, Inc.	3,719	62,554
AptarGroup, Inc.	3,551	226,554
Aqua America, Inc.	825	19,759
Arch Capital Group, Ltd.(1)	1,291	69,469
Argo Group International Holdings, Ltd.	425	19,121
Arthur J. Gallagher & Co.	2,568	118,719
Ascent Capital Group, Inc., Series A(1)	213	15,240
Associated Banc-Corp.	2,471	40,697
Astoria Financial Corp.	1,769	23,422
AT&T, Inc.	13,279	442,456

Security	Shares	Value
ATMI, Inc.(1)	1,089	$30,144
Automatic Data Processing, Inc.	4,841	370,821
AutoNation, Inc.(1)	435	21,485
AutoZone, Inc.(1)	103	50,991
Avago Technologies, Ltd.	394	21,528
Avery Dennison Corp.	3,531	173,972
Avista Corp.	1,068	30,790
Axis Capital Holdings, Ltd.	1,105	49,747
AZZ, Inc.	1,018	42,563
Banco Latinoamericano de Comercio Exterior SA, Class E	936	23,774
Bank of Hawaii Corp.	3,457	196,288
Bank of the Ozarks, Inc.	480	30,432
Baxter International, Inc.	1,330	90,839
BB&T Corp.	2,471	92,440
Becton, Dickinson and Co.	1,954	211,266
Bemis Co., Inc.	2,598	100,049
Berkshire Hathaway, Inc., Class B(1)	2,135	238,266
Bio Reference Labs, Inc.(1)	808	21,727
Biogen Idec, Inc.(1)	266	83,162
BioMarin Pharmaceutical, Inc.(1)	519	35,749
Black Hills Corp.	1,679	92,060
Blackbaud, Inc.	1,358	46,797
Bob Evans Farms, Inc.	658	33,065
Boston Private Financial Holdings, Inc.	2,240	27,530
Bristol-Myers Squibb Co.	6,505	325,055
Bristow Group, Inc.	3,116	223,698
Broadridge Financial Solutions, Inc.	6,474	234,941
Brown-Forman Corp., Class B	2,473	190,421
Buffalo Wild Wings, Inc.(1)	272	38,586
Bunge, Ltd.	880	66,669
C.H. Robinson Worldwide, Inc.	903	52,862
CA, Inc.	5,910	189,593
Cabot Microelectronics Corp.(1)	632	25,482
California Water Service Group	1,648	38,382
Campbell Soup Co.	3,680	151,653
Cardinal Health, Inc.	3,399	231,200
Carnival Corp.	4,993	195,676
Caterpillar, Inc.	2,296	215,617
Celgene Corp.(1)	1,493	226,831
CenturyLink, Inc.	13,036	376,219
Cerner Corp.(1)	2,861	162,762
Charles River Laboratories International, Inc.(1)	1,062	60,035
Chemical Financial Corp.	558	16,115
Chevron Corp.	2,945	328,750
Chipotle Mexican Grill, Inc.(1)	211	116,464
Cincinnati Financial Corp.	1,852	89,729
Cinemark Holdings, Inc.	3,010	88,223
Cintas Corp.	3,799	216,809
City Holding Co.	521	23,247
City National Corp.	356	25,757
Clean Harbors, Inc.(1)	866	48,565
Clorox Co. (The)	1,605	141,673
CME Group, Inc.	1,217	90,983
Coca-Cola Co. (The)	7,203	272,417
Coeur d’Alene Mines Corp.(1)	7,227	73,354
Cogent Communications Group, Inc.	1,139	47,120
Cognizant Technology Solutions Corp., Class A(1)	822	79,668

Security	Shares	Value
Colgate-Palmolive Co.	3,255	$199,304
Colony Financial, Inc.	854	18,959
Columbia Banking System, Inc.	563	14,700
Comerica, Inc.	2,539	116,286
Commerce Bancshares, Inc.	4,705	204,526
Compass Minerals International, Inc.	1,071	84,202
ConAgra Foods, Inc.	2,701	85,865
CONMED Corp.	899	37,713
ConocoPhillips	5,239	340,273
Consolidated Edison, Inc.	3,583	194,951
Copa Holdings SA, Class A	1,172	153,180
Costar Group, Inc.(1)	320	55,053
Costco Wholesale Corp.	3,319	372,923
Covanta Holding Corp.	5,114	92,052
Cracker Barrel Old Country Store, Inc.	940	93,069
Credit Acceptance Corp.(1)	192	26,723
CST Brands, Inc.	667	21,297
Cullen/Frost Bankers, Inc.	2,802	207,404
Cummins, Inc.	306	38,856
CVR Energy, Inc.	2,517	93,356
CVS Caremark Corp.	2,435	164,898
Darden Restaurants, Inc.	1,659	82,021
Deere & Co.	1,047	90,000
Delta Air Lines, Inc.	2,450	74,994
Devon Energy Corp.	3,441	203,776
Diamond Offshore Drilling, Inc.	1,700	82,518
DineEquity, Inc.	2,146	166,980
Discovery Communications, Inc., Class A(1)	511	40,768
Dollar Tree, Inc.(1)	318	16,065
Dominion Resources, Inc.	3,765	255,681
Domtar Corp.	2,394	257,140
Dow Chemical Co. (The)	5,011	228,051
Dr Pepper Snapple Group, Inc.	4,098	196,212
DST Systems, Inc.	2,565	233,415
DSW, Inc., Class A	124	4,669
DTE Energy Co.	1,726	117,748
Duke Energy Corp.	5,838	412,280
E.I. du Pont de Nemours & Co.	4,912	299,681
Eaton Corp. PLC	810	59,203
eBay, Inc.(1)	1,182	62,882
Ecolab, Inc.	1,127	113,309
Edwards Lifesciences Corp.(1)	289	18,820
Eli Lilly & Co.	3,900	210,639
EMC Corp.	2,221	53,837
EMCOR Group, Inc.	999	42,467
Emerson Electric Co.	5,448	359,241
Endurance Specialty Holdings, Ltd.	2,155	112,900
EnPro Industries, Inc.(1)	539	39,099
Entergy Corp.	1,586	99,966
ESCO Technologies, Inc.	1,056	36,854
Everest Re Group, Ltd.	692	100,174
Expeditors International of Washington, Inc.	1,908	77,961
Exxon Mobil Corp.	6,697	617,196
Facebook, Inc., Class A(1)	5,493	343,697
Fastenal Co.	688	30,224
FedEx Corp.	802	106,923
Fidelity National Information Services, Inc.	2,258	114,481

Security	Shares	Value
First Cash Financial Services, Inc.(1)	448	$22,015
First Commonwealth Financial Corp.	2,296	18,850
First Financial Bankshares, Inc.	1,009	61,721
First Midwest Bancorp, Inc.	1,278	20,410
First Niagara Financial Group, Inc.	5,011	43,295
FirstEnergy Corp.	8,254	259,918
Fiserv, Inc.(1)	908	50,893
Foot Locker, Inc.	669	25,823
Forward Air Corp.	1,084	48,281
Franklin Electric Co., Inc.	554	22,071
Freeport-McMoRan Copper & Gold, Inc.	3,800	123,158
Frontier Communications Corp.	51,861	243,747
Garmin, Ltd.	5,073	228,539
General Electric Co.	8,106	203,704
General Mills, Inc.	3,834	184,109
Genesco, Inc.(1)	287	20,153
Genuine Parts Co.	1,204	99,029
Gilead Sciences, Inc.(1)	672	54,197
Global Payments, Inc.	566	37,407
Golar LNG, Ltd.	2,671	94,847
Google, Inc., Class A(1)	363	428,692
Graham Holdings Co., Class B	119	74,501
GulfMark Offshore, Inc., Class A	556	23,663
Hanger Orthopedic Group, Inc.(1)	598	20,218
Harris Corp.	3,374	233,953
Hasbro, Inc.	3,979	195,448
Hawaiian Electric Industries Co.	4,305	112,016
HeartWare International, Inc.(1)	378	37,501
Hecla Mining Co.	15,974	48,401
HEICO Corp.	790	42,044
Hershey Co. (The)	1,566	155,660
Hittite Microwave Corp.(1)	593	34,009
HollyFrontier Corp.	4,180	193,534
Home BancShares, Inc.	262	8,080
Home Depot, Inc. (The)	2,493	191,587
Howard Hughes Corp. (The)(1)	181	22,583
Hubbell, Inc., Class B	303	35,369
IBERIABANK Corp.	578	38,056
ICU Medical, Inc.(1)	542	34,964
IDACORP, Inc.	407	21,461
IDEX Corp.	526	37,877
IHS, Inc.(1)	227	25,744
Illinois Tool Works, Inc.	3,555	280,383
Integrys Energy Group, Inc.	1,944	105,637
Intel Corp.	14,031	344,321
International Business Machines Corp.	1,493	263,783
International Flavors & Fragrances, Inc.	2,519	218,347
Intersil Corp.	4,056	45,995
Investors Bancorp, Inc.	1,430	36,279
Isis Pharmaceuticals, Inc.(1)	1,197	61,119
J.B. Hunt Transport Services, Inc.	68	5,103
j2 Global, Inc.	442	20,045
Jack Henry & Associates, Inc.	3,797	211,797
Jack in the Box, Inc.(1)	1,099	55,576
JetBlue Airways Corp.(1)	6,734	58,990
Johnson & Johnson	5,533	489,505
Jones Lang LaSalle, Inc.	222	25,366

Security	Shares	Value
JoS. A. Bank Clothiers, Inc.(1)	435	$24,456
Kaiser Aluminum Corp.	534	37,279
Kellogg Co.	2,351	136,311
KeyCorp	5,730	73,115
Kimberly-Clark Corp.	1,423	155,634
Kinder Morgan, Inc.	2,360	80,264
Kirby Corp.(1)	273	27,243
Kohl’s Corp.	1,127	57,060
Kraft Foods Group, Inc.	1,023	53,554
L Brands, Inc.	2,415	126,449
L-3 Communications Holdings, Inc.	2,177	241,799
Laboratory Corp. of America Holdings(1)	421	37,818
Lam Research Corp.(1)	491	24,850
Landstar System, Inc.	3,593	206,382
Las Vegas Sands Corp.	723	55,324
Leggett & Platt, Inc.	3,057	91,771
Leidos Holdings, Inc.	3,033	137,516
Lennox International, Inc.	387	33,499
Linear Technology Corp.	4,588	204,350
Lions Gate Entertainment Corp.	2,569	83,056
Lockheed Martin Corp.	613	92,508
Lorillard, Inc.	3,157	155,388
Lowe’s Companies, Inc.	2,669	123,548
M&T Bank Corp.	2,670	297,732
Madison Square Garden Co. (The)(1)	1,273	73,872
Manhattan Associates, Inc.(1)	1,016	34,260
Marathon Oil Corp.	3,932	128,930
Marathon Petroleum Corp.	3,269	284,566
Marsh & McLennan Cos., Inc.	6,908	315,765
Martin Marietta Materials, Inc.	191	20,821
MasterCard, Inc., Class A	2,733	206,833
Mattel, Inc.	2,080	78,707
Maxim Integrated Products, Inc.	362	10,954
McCormick & Co., Inc.	878	56,350
McDonald’s Corp.	4,155	391,276
McGraw Hill Financial, Inc.	1,835	139,533
McKesson Corp.	1,645	286,904
MDC Holdings, Inc.	765	23,631
MeadWestvaco Corp.	2,455	88,552
Medicines Co. (The)(1)	888	30,867
Medtronic, Inc.	3,685	208,424
Merck & Co., Inc.	7,832	414,861
Mercury General Corp.	4,033	184,832
Meredith Corp.	6,141	281,135
MGE Energy, Inc.	413	23,516
Microchip Technology, Inc.	5,922	265,661
Microsoft Corp.	9,426	356,774
Minerals Technologies, Inc.	932	48,166
Mondelez International, Inc., Class A	2,898	94,909
Monsanto Co.	958	102,075
Morningstar, Inc.	257	19,840
Murphy Oil Corp.	3,075	174,076
Murphy USA, Inc.(1)	361	13,985
MWI Veterinary Supply, Inc.(1)	182	33,899
National Health Investors, Inc.	289	18,198
National Healthcare Corp.	397	20,644
National Oilwell Varco, Inc.	2,995	224,655

Security	Shares	Value
Neogen Corp.(1)	576	$24,204
New Jersey Resources Corp.	412	18,787
New York Community Bancorp, Inc.	17,049	276,023
Newmont Mining Corp.	16,173	349,337
NextEra Energy, Inc.	1,386	127,415
NIC, Inc.	1,775	38,588
NII Holdings, Inc.(1)	8,621	25,949
Noble Energy, Inc.	3,096	192,974
Nordstrom, Inc.	288	16,546
Northern Trust Corp.	1,145	68,952
Northrop Grumman Corp.	1,998	230,869
NorthWestern Corp.	973	43,989
Nucor Corp.	2,137	103,324
O’Reilly Automotive, Inc.(1)	490	64,180
Occidental Petroleum Corp.	2,125	186,086
Oceaneering International, Inc.	1,297	88,391
OGE Energy Corp.	1,034	35,228
Old Republic International Corp.	12,934	202,029
Olin Corp.	3,209	82,503
Omnicare, Inc.	523	32,667
Omnicom Group, Inc.	4,579	332,344
Oneok, Inc.	1,792	122,734
OpenTable, Inc.(1)	392	29,510
Oracle Corp.	2,609	96,272
Orthofix International NV(1)	1,741	35,778
Owens & Minor, Inc.	2,658	92,073
Packaging Corp. of America	3,595	232,237
PacWest Bancorp	395	15,843
Pandora Media, Inc.(1)	1,986	71,635
Panera Bread Co., Class A(1)	232	39,224
Papa John’s International, Inc.	1,628	78,356
Parker Hannifin Corp.	758	85,934
PartnerRe, Ltd.	2,701	265,157
Patterson Cos., Inc.	4,685	187,213
Paychex, Inc.	6,269	262,170
PDL BioPharma, Inc.	16,765	152,561
PennyMac Mortgage Investment Trust	1,550	36,502
People’s United Financial, Inc.	20,709	294,275
Pepco Holdings, Inc.	7,320	142,228
PepsiCo, Inc.	5,132	412,408
Perrigo Co. PLC	166	25,840
Pfizer, Inc.	14,253	433,291
Philip Morris International, Inc.	5,132	401,014
Phillips 66	1,964	143,549
Piedmont Natural Gas Co., Inc.	1,147	37,874
Pinnacle Financial Partners, Inc.(1)	706	23,044
PNC Financial Services Group, Inc.	1,291	103,125
Power Integrations, Inc.	543	32,162
PPG Industries, Inc.	413	75,315
PPL Corp.	2,886	88,225
Praxair, Inc.	3,188	397,607
Prestige Brands Holdings, Inc.(1)	863	26,114
priceline.com, Inc.(1)	223	255,310
Pricesmart, Inc.	293	26,634
ProAssurance Corp.	2,023	93,989
Procter & Gamble Co.	4,608	353,065
Progressive Corp.	3,327	77,319

Security	Shares	Value
Public Service Enterprise Group, Inc.	2,548	$84,950
Quest Diagnostics, Inc.	1,698	89,145
Ralph Lauren Corp.	202	31,692
Raytheon Co.	2,519	239,481
Regal Entertainment Group	10,758	209,781
Regal-Beloit Corp.	456	33,785
Republic Services, Inc.	5,685	182,091
Retail Opportunity Investments Corp.	2,403	34,747
Reynolds American, Inc.	5,526	268,011
Rockwell Automation, Inc.	283	32,500
Ross Stores, Inc.	632	42,919
Royal Gold, Inc.	1,654	92,525
RPM International, Inc.	5,422	215,091
RR Donnelley & Sons Co.	3,058	56,481
SBA Communications Corp., Class A(1)	993	92,101
SCANA Corp.	1,844	87,166
Schlumberger, Ltd.	3,941	345,113
Science Applications International Corp.	516	19,097
Scotts Miracle-Gro Co. (The), Class A	3,696	219,505
Seattle Genetics, Inc.(1)	1,072	48,090
Selective Insurance Group, Inc.	1,046	24,602
SemGroup Corp., Class A	520	32,115
Sempra Energy	2,100	194,691
Sherwin-Williams Co. (The)	780	142,943
Sigma-Aldrich Corp.	459	42,673
Signature Bank(1)	738	90,080
Sonoco Products Co.	5,119	211,824
Southern Co. (The)	4,743	195,601
Southwest Airlines Co.	4,689	98,235
Southwest Gas Corp.	640	34,387
Spectra Energy Corp.	9,374	336,995
Sprint Nextel Corp.(1)	10,065	83,238
Standex International Corp.	316	17,974
Stanley Black & Decker, Inc.	840	65,016
Starbucks Corp.	4,452	316,626
Stryker Corp.	348	27,005
Sysco Corp.	4,318	151,475
TAL International Group, Inc.(1)	2,066	88,900
Targa Resources Corp.	496	44,784
Target Corp.	2,918	165,276
Techne Corp.	361	32,804
TECO Energy, Inc.	4,985	81,654
Teekay Corp.	5,279	285,963
Teleflex, Inc.	1,664	155,817
Tesoro Corp.	1,248	64,297
Tetra Tech, Inc.(1)	1,285	37,920
Texas Capital Bancshares, Inc.(1)	504	29,973
Texas Industries, Inc.(1)	575	43,251
Texas Instruments, Inc.	3,580	151,792
Texas Roadhouse, Inc.	1,171	28,397
TFS Financial Corp.(1)	2,168	24,889
Thomson Reuters Corp.	8,932	322,088
Tidewater, Inc.	1,714	88,871
Time Warner Cable, Inc.	1,688	224,960
Time Warner, Inc.	4,914	308,747
TJX Cos., Inc. (The)	3,566	204,546
Towers Watson & Co., Class A	885	103,474

Security	Shares	Value
Tredegar Corp.	1,164	$28,856
Trex Co., Inc.(1)	90	6,330
Tyco International, Ltd.	1,241	50,248
Tyler Technologies, Inc.(1)	830	87,523
U.S. Bancorp	7,931	315,099
UGI Corp.	681	29,549
UIL Holdings Corp.	530	20,495
Umpqua Holdings Corp.	1,733	30,431
Union Pacific Corp.	585	101,930
United Bankshares, Inc.	2,103	62,859
United Parcel Service, Inc., Class B	4,764	453,676
United Technologies Corp.	3,777	430,654
UnitedHealth Group, Inc.	4,411	318,827
URS Corp.	529	26,556
Valero Energy Corp.	3,865	197,501
Validus Holdings, Ltd.	2,607	93,643
Valspar Corp. (The)	409	28,745
ValueVision Media, Inc.(1)	12,052	74,361
Vectren Corp.	2,973	108,574
VeriSign, Inc.(1)	298	17,508
Verizon Communications, Inc.	10,261	492,733
Viacom, Inc., Class B	1,713	140,637
Visa, Inc., Class A	1,640	353,305
Vistaprint NV(1)	466	22,778
Vitamin Shoppe, Inc.(1)	274	12,281
W.W. Grainger, Inc.	401	94,026
Wal-Mart Stores, Inc.	5,724	427,468
Walgreen Co.	1,057	60,619
Walt Disney Co. (The)	740	53,731
Washington Federal, Inc.	2,109	46,145
Waste Connections, Inc.	726	29,679
Waste Management, Inc.	12,668	529,269
Watsco, Inc.	560	52,987
WellPoint, Inc.	2,408	207,088
Wells Fargo & Co.	4,270	193,602
Wendy’s Co. (The)	3,955	35,872
Werner Enterprises, Inc.	4,185	109,061
Westamerica Bancorporation	569	28,086
Westar Energy, Inc.	4,246	140,840
Western Alliance Bancorp(1)	1,256	28,160
Western Refining, Inc.	1,219	47,675
WGL Holdings, Inc.	629	23,764
White Mountains Insurance Group, Ltd.	31	17,506
Williams Cos., Inc.	3,398	137,585
Windstream Holdings, Inc.	13,157	98,414
World Fuel Services Corp.	521	22,257
Wynn Resorts, Ltd.	1,157	251,555
Xcel Energy, Inc.	4,907	141,861
Xilinx, Inc.	773	35,883
Yahoo! Inc.(1)	1,629	58,677
Yum! Brands, Inc.	1,830	122,884
Zions Bancorporation	2,563	73,686

		$56,031,716

Total Common Stocks (identified cost $98,059,744)		$114,044,419

Equity-Linked Securities (6)(7) — 1.4%

Security	Maturity Date	Shares	Value
India — 1.4%
Adani Enterprises, Ltd.	11/2/16	7,600	$28,956
Adani Ports and Special Economic Zone	11/2/16	14,900	34,940
Apollo Hospitals Enterprises, Ltd.	11/2/16	1,100	16,583
Asian Paints, Ltd.	8/17/16	6,100	45,933
Axis Bank, Ltd.	10/8/14	2,200	39,446
Bajaj Auto, Ltd.	7/29/16	700	21,249
Bank of Baroda	9/29/14	3,100	27,140
Bharat Forge, Ltd.	11/2/16	4,200	23,247
Bharat Heavy Electricals, Ltd.	9/29/14	13,100	36,090
Bharti Airtel, Ltd.	9/29/14	18,500	92,962
Cairn India, Ltd.	9/29/14	5,800	30,015
Cipla, Ltd.	9/29/14	3,100	20,321
Coal India, Ltd.	11/2/16	7,500	29,625
Colgate-Palmolive (India), Ltd.	10/1/14	800	16,600
Divi’s Laboratories, Ltd.	11/2/16	1,200	25,206
DLF, Ltd.	11/2/16	10,600	23,267
Essar Oil, Ltd.	11/2/16	28,700	20,521
Federal Bank, Ltd.	7/29/16	46,162	58,395
GAIL India, Ltd.	4/6/16	4,100	23,452
GlaxoSmithKline Pharmaceuticals, Ltd.	11/3/16	500	23,820
Glenmark Pharmaceuticals, Ltd.	11/2/16	2,000	17,850
Hero Motocorp, Ltd.	10/8/14	700	22,005
Hindalco Industries, Ltd.	6/30/16	19,100	33,425
Hindustan Petroleum Corp., Ltd.	10/13/14	8,500	33,150
Hindustan Unilever, Ltd.	10/1/14	3,800	34,599
Hindustan Zinc, Ltd.	10/13/14	11,300	23,391
IDBI Bank, Ltd.	11/2/16	28,400	25,134
Idea Cellular, Ltd.	11/2/16	16,000	36,640
IFCI, Ltd.	10/13/14	94,100	34,346
Indiabulls Financial Services, Ltd.	11/2/16	9,200	30,314
Indian Oil Corp., Ltd.	4/26/16	5,800	22,736
IndusInd Bank, Ltd.	12/15/14	4,400	26,972
Infrastructure Development Finance Company, Ltd.	10/8/14	23,900	35,611
ITC, Ltd.	9/29/14	9,000	46,710
Jindal Steel and Power, Ltd. JSPL	9/29/14	4,300	17,200
Kotak Mahindra Bank, Ltd.	10/13/14	4,600	48,254
Larsen & Toubro, Ltd.	11/4/14	1,900	29,906
Lupin, Ltd.	11/2/16	2,000	28,160
Mahindra & Mahindra, Ltd.	10/15/14	2,100	29,862
National Hydroelectric Power Corp., Ltd.	11/2/16	57,100	16,274
Nestle India, Ltd.	9/8/15	400	32,230
NMDC, Ltd.	11/2/16	14,500	33,567
NTPC, Ltd.	4/26/16	28,500	57,570
Oil and Natural Gas Corp., Ltd.	4/26/16	19,400	85,360
Oil India, Ltd.	11/2/16	3,450	26,117
Power Finance Co.	7/27/15	11,700	25,389
Power Grid Corp. of India, Ltd.	11/16/15	18,700	28,517
Reliance Infrastructure, Ltd.	4/26/16	3,900	23,186
Shriram Transport Finance Co.	9/24/14	3,952	39,441

Security	Maturity Date	Shares	Value
Sun Pharmaceutical Industries, Ltd.	4/26/16	6,500	$61,067
Tata Chemicals, Ltd.	6/30/16	5,500	23,045
Tata Consultancy Services, Ltd.	10/13/14	2,900	103,747
Tata Power Co., Ltd.	4/26/16	15,600	18,408
Tata Steel, Ltd.	10/13/14	5,200	29,562
Union Bank of India, Ltd.	7/29/16	9,500	16,435
Wipro, Ltd.	10/13/14	9,193	84,392
Yes Bank, Ltd.	11/2/16	5,100	25,067

Total Equity-Linked Securities (identified cost $2,053,411)			$1,943,407

Rights(1) — 0.0%(2)

Security		Shares	Value
ACS Actividades de Construccion y Servicios SA, Exp. 2/19/14		288	$164
Raiffeisen Bank International AG, Exp. 2/7/14		2,592	0

Total Rights (identified cost $176)			$164

Warrants (1) — 0.0%(2)

Security		Shares	Value
BTS Group Holdings PCL, Exp. 11/1/18, Strike THB 12.00		16,667	$404

Total Warrants (identified cost $0)			$404

Short-Term Investments — 9.0%

U.S. Treasury Obligations — 2.9%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/6/14(8)		$4,000	$3,999,836

Total U.S. Treasury Obligations (identified cost $3,999,459)			$3,999,836

Other — 6.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(9)	$8,597	$8,597,385

Total Other (identified cost $8,597,385)		$8,597,385

Total Short-Term Investments (identified cost $12,596,844)		$12,597,221

Total Investments — 91.5% (identified cost $112,710,175)		$128,585,615

Other Assets, Less Liabilities — 8.5%		$11,927,118

Net Assets — 100.0%		$140,512,733

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

THB	-	Thai Baht

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2014, the aggregate value of these securities is $354,968 or 0.3% of the Portfolio’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $1,943,407 or 1.4% of the Portfolio’s net assets.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $4,417.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	54.1%	$76,025,760
Euro	8.1	11,349,558
Hong Kong Dollar	2.9	4,041,971
British Pound Sterling	2.7	3,866,664
Japanese Yen	2.6	3,685,247
New Taiwan Dollar	1.7	2,446,979
South Korean Won	1.7	2,390,582
Swiss Franc	1.5	2,160,518
South African Rand	1.5	2,062,065
Australian Dollar	1.2	1,661,661
Swedish Krona	1.1	1,526,510
Other currency, less than 1% each	12.4	17,368,100

Total Investments	91.5%	$128,585,615

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	14.6%	$20,536,620
Industrials	9.9	13,887,005
Consumer Discretionary	8.9	12,482,790
Information Technology	8.1	11,439,025
Materials	8.1	11,383,454
Consumer Staples	7.7	10,904,216
Health Care	7.6	10,649,288
Energy	7.1	9,978,257
Utilities	5.5	7,745,242
Telecommunication Services	5.0	6,982,497
Short-Term Investments	9.0	12,597,221

Total Investments	91.5%	$128,585,615

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2014 were $3,529,272 or 2.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/14	111 E-mini MSCI EAFE Index	Short	$(10,118,605)	$(10,088,790)	$29,815
3/14	237 E-mini MSCI Emerging Market Index	Short	(11,708,500)	(10,964,805)	743,695
3/14	593 E-mini Index S&P 500	Short	(52,464,739)	(52,676,191)	(211,452)

					$562,058

Total Return Swaps

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Bank of America	$16,687,003	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD-LIBOR-BBA+0.02%	10/31/14	$116
Bank of America	15,437,094	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD-LIBOR-BBA+0.04%	10/31/14	116
Merrill Lynch International	26,613,323	Pays	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.15%	2/12/14	(256,152)
Merrill Lynch International	2,249,535	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	2/12/14	(107,691)
Merrill Lynch International	442,259	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.20	2/12/14	(1,293)
Merrill Lynch International	2,254,932	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	2/12/14	(86,860)
Merrill Lynch International	447,192	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.20	2/12/14	11,871
Merrill Lynch International	2,169,533	Receives	Excess Return on S&P GSCI 1 Month Forward Gas Oil Index	Pays	0.20	2/12/14	5,796
Merrill Lynch International	2,141,676	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	2/12/14	1,530
Merrill Lynch International	640,106	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	2/12/14	(28,431)
Merrill Lynch International	1,069,614	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	2/12/14	(41,422)
Merrill Lynch International	2,248,840	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	2/12/14	(113,474)
Merrill Lynch International	2,174,591	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	2/12/14	(8,826)
Merrill Lynch International	1,070,170	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	2/12/14	(57,182)

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$640,106	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.20%	2/12/14	$(23,762)
Merrill Lynch International	451,532	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.27	2/12/14	27,139
Merrill Lynch International	1,084,473	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.27	2/12/14	70,226
Merrill Lynch International	1,082,943	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.27	2/12/14	14,853
Merrill Lynch International	444,549	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.27	2/12/14	7,218
Merrill Lynch International	444,539	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.27	2/12/14	15,724
Merrill Lynch International	1,082,454	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.27	2/12/14	11,354
Merrill Lynch International	1,074,424	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.27	2/12/14	(24,151)
Merrill Lynch International	1,077,318	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.27	2/12/14	23,617
Merrill Lynch International	1,073,560	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.27	2/12/14	(30,957)
Merrill Lynch International	1,074,855	Receives	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Subindex	Pays	0.30	2/12/14	(12,923)
Merrill Lynch International	2,002,747	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Index	Pays	0.35	2/12/14	161,346

							$(442,218)

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$350,674	$(793,124)

		$350,674	$(793,124)

Equity Price	Futures Contracts*	$773,510	$(211,452)
	Total Return Swaps	232	—

		$773,742	$(211,452)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$113,415,766

Gross unrealized appreciation	$20,393,025
Gross unrealized depreciation	(5,223,176)

Net unrealized appreciation	$15,169,849

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$721,740	$19,420,529	$145	$20,142,414
Developed Europe	5,011	20,613,182	—	20,618,193
Developed Middle East	244,617	419,206	—	663,823
Emerging Europe	250,147	5,448,596	—	5,698,743
Latin America	4,145,096	2,327,675	—	6,472,771
Middle East/Africa	—	4,416,759	—	4,416,759
North America	56,031,716	—	—	56,031,716
Total Common Stocks	$61,398,327	$52,645,947 **	$145	$114,044,419
Equity-Linked Securities	$—	$1,943,407	$—	$1,943,407
Rights	164	—	—	164
Warrants	404	—	—	404
Short-Term Investments -
U.S. Treasury Obligations	—	3,999,836	—	3,999,836
Other	—	8,597,385	—	8,597,385
Total Investments	$61,398,895	$67,186,575	$145	$128,585,615
Futures Contracts	$773,510	$—	$—	$773,510
Swap Contracts	—	350,906	—	350,906
Total	$62,172,405	$67,537,481	$145	$129,710,031

Liability Description
Futures Contracts	$(211,452)	$—	$—	$(211,452)
Swap Contracts	—	(793,124)	—	(793,124)
Total	$(211,452)	$(793,124)	$—	$(1,004,576)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2014 is not presented. At January 31, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parametric Market Neutral Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014